Acquisition of Clear RF LLC - Schedule of aggregate amount of the total acquisition consideration and Purchase Price (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash	$ 155,015	$ 155,015
Fair value of 23,949 shares at $8.14 per share		194,985
Future purchase consideration		350,000
Total Consideration		$ 700,000	$ 700,000
Net identifiable tangible assets			127,106
Net identifiable intangible assets			522,637
Total			649,743
Goodwill			$ 50,257